Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets (Table)

	December 31, 2023	December 31, 2022
Insurance and other claims	$11,073	$15,008
Advances to suppliers and other assets	11,651	6,946
Prepaid insurances	3,628	2,969
Other (1)	14,112	8,842
Total	$40,464	$33,765

(1) Includes mainly current portion of the straight-line basis of revenue recognition.